Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

Angela N. Velez

avelez@stradley.com

(215) 564-8691

1933 Act Rule 497(e)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

July 20, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-0505

Re:                             The UBS Funds

UBS Emerging Markets Equity Fund (the “Fund”)

File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”).  The XBRL exhibits reflect the Items 2, 3, and 4 risk/return summary disclosure that was included in the supplement relating to the prospectus dated October 28, 2014, for the Fund that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on June 30, 2015 (Accession No. 0001609006-15-000114) pursuant to Rule 497(e) under the 1933 Act.

Please direct any questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Angela N. Velez
Angela N. Velez, Esquire